Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment Information
15.	Segment Information

The Company’s Chief Operating Decision Maker allocates resources and evaluates performance at the divisional level. As such, the Company has determined that it has three reportable segments: Olin Brass, Chase and Oster.

Olin Brass is a leading manufacturer and converter of copper and brass sheet, strip and fabricated products. Olin Brass also rerolls and forms other alloys such as stainless, carbon steel and aluminum. Olin Brass’s products are used in five primary end markets: building and housing, munitions, automotive, coinage, and electronics/electrical components.

Chase is a leading manufacturer of brass rod in North America. Chase primarily manufactures brass rod, including round and other shapes, ranging from 1/4 inch to 4.5 inches in diameter. The key attributes of brass rod include its machinability, corrosion resistance and moderate strength, such as valves and fittings. Brass rod is generally manufactured from copper or copper-alloy scrap. Chase produces brass rod used in production applications which can be grouped into four primary end markets: building and housing, transportation, electronics/electrical components and industrial machinery and equipment.

Oster is a processing distributor of copper and copper-alloy sheet, strip and foil. Oster operates six strategically-located service centers in the United States, Puerto Rico and Mexico. Each Oster service center reliably provides a broad range of high quality products at quick lead-times in small quantities. These capabilities, combined with Oster’s operations of precision slitting, hot tinning, traverse winding, cutting, edging and special packaging, provide value to a broad customer base. Oster’s products are used in three primary end markets: building and housing, automotive and electronics/electrical components.

The Chief Operating Decision Maker evaluates performance and determines resource allocations based on a number of factors, the primary performance measure being Segment Adjusted EBITDA.

Segment Adjusted EBITDA is an EBITDA based measure of operating performance, with EBITDA being defined by the Company as net income before depreciation and amortization, interest expense, and income taxes. The Company defines Segment Adjusted EBITDA as EBITDA further adjusted to remove the impacts of inventory values for LIFO and lower of cost or market charges, the cost of terminating certain collateral hedges, unrealized mark to market gains and losses on derivative instruments, non-cash compensation expense, share-based compensation expense, loss on extinguishment of debt and non-cash income accretion related to the Company’s joint venture investment, each of which are excluded because management believes they are not indicative of the ongoing performance of the Company’s core operations. Corporate and Other includes compensation for corporate executives and officers, corporate office and administrative salaries, and professional fees for accounting, tax and legal services. Corporate and Other also includes interest expense, state and Federal income taxes, overhead costs that management has not allocated to our operating segments and the elimination of intercompany balances.

Below is a reconciliation of the Company’s Segment Adjusted EBITDA to income before provision for income taxes and equity income:

			Six Months Ended June 30,
			2013	2012
Net Sales, External Customers
Olin Brass			$403,065	$332,090
Chase			339,179	354,609
Oster			164,196	173,671

Total net sales, external customers			$906,440	$860,370

Intersegment Net Sales
Olin Brass			$28,548	$25,107
Chase			7	302
Oster			108	22

Total intersegment net sales			$28,663	$25,431

Segment Adjusted EBITDA
Olin Brass			$27,683	$23,751
Chase			37,835	37,191
Oster			8,853	10,428

Total segment adjusted EBITDA			74,371	71,370
Corporate and Other			(14,327)	(9,429)
Loss on extinguishment of debt			—	(19,612)
Depreciation and amortization			(3,981)	(3,205)
Interest expense			(19,834)	(19,958)
Equity method investment income	(A	)	(498)	(113)
Net income attributable to noncontrolling interest			159	168
Lower of cost or market adjustment to inventory			(318)	—
(Loss) gain on derivative contracts			(62)	1,204
Share-based compensation expense			(181)	—
Compensation expense—profits interest awards			(29,271)	(19,517)

Income before provision for income taxes and equity income			$6,058	$908

(A)	Excludes accretion income of $362 in each of the six months ended June 30, 2013 and 2012. Equity method investment income is exclusive to Olin Brass.

18.	Segment Information

The Company’s Chief Operating Decision Maker allocates resources and evaluates performance at the divisional level. As such, the Company has determined that it has three reportable segments: Olin Brass, Chase and Oster.

The Olin Brass segment is the leading manufacturer and converter of copper and copper-alloy sheet, strip, foil, and fabricated components in North America. While primarily processing copper and copper-alloys, the segment also rerolls and forms other metals such as stainless and carbon steel. Olin Brass’s products are used in five primary end markets: building and housing, munitions, automotive, coinage, and electronics/electrical components.

Chase is a leading North American manufacturer of brass rod. The segment principally produces brass rod in sizes ranging from 1/4 inch to 4.5 inches in diameter. The key attributes of brass rod include its machinability, corrosion resistance and moderate strength, making it ideal for forging and machining products such as valves and fittings. Chase produces brass rod used in production applications which can be grouped into four end markets: building and housing, transportation, electronics/electrical components and industrial machinery and equipment.

Oster is a leading copper-alloy distributor and processor. The segment, through its family of metal service centers, is strategically focused on satisfying its customers’ needs for brass and copper parts and other products, with a high level of service, quality and flexibility by offering customization and just-in-time delivery. Value-added processing services include precision slitting and traverse winding to provide greater customer press up-time, hot air level tinning for superior corrosion resistance and product enhancement such as edging and cutting. Important Oster end markets include building and housing, automotive, transportation, and electronics/electrical components (primarily for housing and commercial construction).

The Chief Operating Decision Maker evaluates performance and determines resource allocations based on a number of factors, the primary performance measure being Segment Adjusted EBITDA.

Segment Adjusted EBITDA is an EBITDA based measure of operating performance, with EBITDA being defined by the Company as net income before depreciation and amortization, interest expense, and income taxes. The Company defines Segment Adjusted EBITDA as EBITDA further adjusted to remove the impacts of inventory values for LIFO and lower of cost or market charges, the cost of terminating certain collateral hedges, unrealized mark to market gains and losses on derivative instruments, non-cash compensation expense, loss on extinguishment of debt and non-cash income accretion related to the Company’s joint venture investment, each of which are excluded because management believes they are not indicative of the ongoing performance of the Company’s core operations. Corporate and Eliminations include corporate amounts, primarily compensation, tax and overhead costs unrelated to a specific segment, and elimination of intercompany balances. The Chief Operating Decision Maker is not provided with nor reviews assets by segment for purposes of allocating resources.

Below is a reconciliation of the Company’s Segment Adjusted EBITDA to income before provision for income taxes and equity income:

			Year Ended December 31,
			2012	2011	2010
Net Sales, External Customers
Olin Brass			$676,563	$718,244	$710,271
Chase			647,711	704,968	611,870
Oster			326,246	355,931	336,588

Total net sales, external customers			$1,650,520	$1,779,143	$1,658,729

Intersegment Net Sales
Olin Brass			$46,287	$48,312	$57,919
Chase			305	626	765
Oster			167	285	928

Total intersegment net sales			$46,759	$49,223	$59,612

Segment Adjusted EBITDA
Olin Brass			$45,115	$45,320	$23,291
Chase			66,641	73,658	61,158
Oster			19,517	17,898	21,324

Total segment adjusted EBITDA			131,273	136,876	105,773
Corporate and Eliminations			(20,562)	(19,518)	(15,714)
Loss on extinguishment of debt			(19,612)	—	—
Depreciation and amortization			(6,934)	(4,759)	(2,971)
Interest expense			(39,727)	(40,010)	(25,076)
Equity method investment income	(A	)	(271)	(164)	(806)
Net income attributable to noncontrolling interest			374	156	512
LIFO liquidation gain			4,775	15,236	21,009
Lower of cost or market adjustment to inventory			(302)	—	—
Gain (loss) on derivative contracts			1,588	(1,095)	(11,984)
Compensation expense—profits interest awards			(19,517)	(885)	(3,452)

Income before provision for income taxes and equity income			$31,085	$85,837	$67,291

(A)	Excludes accretion income of $724 in each of the years ended December 31, 2012, 2011 and 2010. Equity method investment income is exclusive to Olin Brass.

	Year Ended December 31,
	2012	2011	2010
Depreciation and amortization
Olin Brass	$3,849	$2,622	$1,624
Chase	2,521	1,921	1,200
Oster	247	196	147
Corporate and Eliminations	317	20	—

Total depreciation and amortization	$6,934	$4,759	$2,971

LIFO liquidation gain/(loss)
Olin Brass	$175	$8,401	$23,253
Chase	1,623	—	75
Oster	4,478	7,050	(48)
Corporate and Eliminations	(1,501)	(215)	(2,271)

Total LIFO liquidation gain	$4,775	$15,236	$21,009

Capital expenditures
Olin Brass	$12,455	$10,818	$3,999
Chase	6,846	10,171	7,377
Oster	558	505	551
Corporate and Eliminations	549	946	—

Total capital expenditures	$20,408	$22,440	$11,927

Summarized geographic information is shown in the following table. Net sales are attributed to individual countries based on the location from which the products are shipped. No customer represented 10 percent or more of consolidated revenues in 2012, 2011 or 2010.

	Year Ended December 31,
	2012	2011	2010
Net sales:
United States	$1,556,865	$1,691,007	$1,567,472
Asia Pacific	53,668	54,638	62,358
Mexico	39,987	33,498	28,899

Total net sales	$1,650,520	$1,779,143	$1,658,729

Substantially all long-lived assets are maintained in the United States.